Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Information
Schedule of information by segment

	Consumer Products		EV		Commercial Factoring		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Revenue from external customers	$26,290,353	$20,447,438	$679,064	$185,750	$56,311	$—	$27,025,728	$20,633,188
Revenue from inter segment	(722,763)	(375,539)	—	—	—	—	(722,763)	(375,539)
Cost of revenue	21,221,909	16,546,125	665,540	114,262	4,063	—	21,891,512	16,660,387
Gross profit	5,068,444	3,901,313	13,524	71,488	52,248	—	5,134,216	3,972,801
Interest Expenses	106,978	137,594	—	—	—	—	106,978	137,594
Depreciation & amortization	125,705	140,507	79,014	329,842	—	—	204,719	470,349
Capital expenditure	13,951	—	7,928	5,086	—	—	21,879	5,086
Segment assets	87,936,955	108,333,237	4,680,964	12,152,496	43,609,852	—	136,227,771	120,485,733
Segment profit	$2,754,183	$199,180	$(916,312)	$(6,951,392)	34,373	—	$1,872,244	$(6,752,212)

Schedule of long-lived assets, by geographic information about the revenues

	For the six months ended June 30,
	2022	2021
Revenue from China	$27,025,728	$20,633,188
Revenue directly from foreign countries	—	—
Total Revenue	$27,025,728	$20,633,188